Goodwill and intangible assets (Details 2) - Operating segments [member] - Innovative Medicines	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Terminal Growth Rate	1.30%
Discount Rate (post-tax)	8.00%